Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Options and Warrants [Abstract]
Stock Options and Warrants

Note 7 - Stock Options and Warrants

Warrants

As of September 30, 2023 the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2018 Warrants – financing	1,450,000	$0.07	October - November 2023
2018 Warrants for services	2,000,000	$0.07	October - December 2023
2019 Warrants –financing	10,500,000	$0.07	March - October 2024
2019 Warrants for services	1,250,000	$0.07	March - April 2024
2020 Warrants for services	3,000,000	$0.05	February 2025
2022 Exchange warrants	71,169,473	$0.0038	September 2025
Total	89,369,473

A summary of all warrant activity for the nine months ended September 30, 2023 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2022	96,661,378	$0.02	2.32
Granted	-	-	-
Exercised	(3,863,334)	0.07	-
Forfeited	-	-	-
Cancelled	-	-	-
Expired	(3,428,571)	0.07	-
Balance outstanding as of September 30, 2023	89,369,473	$0.01	1.76
Exercisable as of September 30, 2023	89,369,473	$0.01	1.76

The intrinsic value of the outstanding warrants as of September 30, 2023 was $0, as the exercise prices exceeded the common stock’s fair market value per share on that date.

Equity Incentive Plan

On July 22, 2011, the Board of Directors of the Company approved the Company’s 2011 Equity Incentive Plan (the “Plan”) and on July 26, 2011, stockholders holding a majority of shares of the Company approved, by written consent, the Plan and the issuance under the Plan of 5,000,000 shares. On November 16, 2017, the Board of Directors approved an increase of 10,000,000 shares to be made available for issuance under the Plan. Accordingly, the total number of shares of common stock available for issuance under the Plan is 15,000,000 shares. Awards may be granted to employees, officers, directors, consultants, agents, advisors and independent contractors of the Company and its related companies. Such options may be designated at the time of grant as either incentive stock options or nonqualified stock options. Stock-based compensation includes expense charges related to all stock-based awards. Such awards include options, warrants and stock grants. Generally, the Company issues stock options that vest over three years and expire in 5 to 10 years. There are currently no awards issued and outstanding under the Plan.

Note 7 - Stock Options and Warrants

Warrants

At December 31, 2022 the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2018 Warrants – financing	8,491,905	$0.07	January - November 2023
2018 Warrants for services	2,250,000	$0.07	October - December 2023
2019 Warrants –financing	10,500,000	$0.07	March - October 2024
2019 Warrants for services	3,500,000	$0.07	March - April 2024
2020 Warrants for services	750,000	$0.05	February 2025
2022 Exchange warrants	71,169,473	$0.0038	September 2025
Total	96,661,378

During the year ended December 31, 2020, the Company issued warrants exercisable into 3,000,000 shares of common stock to its officer. The fair value of warrants was estimated using the Black-Scholes-Merton option-pricing model with the following assumptions: expected volatility of 339%, risk-free interest rate 1.35%, expected dividend yield of 0%. During the year ended December 31, 2022 and 2021, the Company recorded $525 and $4,722, respectively, in warrant expense related to vesting of these warrants.

During the year ended December 31, 2022, the Company issued warrants exercisable into 71,169,473 shares of common stock. The warrants immediately vest, have an exercise price of $0.0038 per share, and a maturity date of three years. The fair value of warrants was estimated using the Black-Scholes-Merton option-pricing model with the following assumptions: expected volatility of 189%; risk-free interest rate 3.96%; expected dividend yield of 0%. During the year ended December 31, 2022 and 2021, the Company recorded $10,555 and $0, respectively, in warrant expense related to vesting of these warrants.

A summary of all warrants activity for the year ended December 31, 2022 and 2021 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2020	52,979,485	$0.06	2.34
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Expired	(3,628,226)	0.05	-
Balance outstanding at December 31, 2021	49,351,259	$0.06	1.96
Exercisable at December 31, 2021	49,351,259	$0.06	1.96

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2021	49,351,259	$0.06	1.53
Granted	71,169,473	0.0038	2.98
Exercised	(1,857,143)	0.054	-
Forfeited	-	-	-
Cancelled	-	-	-
Expired	(22,002,211)	-	-
Balance outstanding at December 31, 2022	96,661,378	$0.02	2.32
Exercisable at December 31, 2022	96,661,378	$0.02	2.32

The intrinsic value of the outstanding warrants at December 31, 2022 was $0, as the exercise prices exceeded the common stock’s fair market value per share on that date.

Equity Incentive Plan

On July 22, 2011, the Board of Directors of the Company approved the Company’s 2011 Equity Incentive Plan (the “Plan”) and on July 26, 2011, stockholders holding a majority of shares of the Company approved, by written consent, the Plan and the issuance under the Plan of 5,000,000 shares. On November 16, 2017, the Board of Directors approved an increase of 10,000,000 shares to be made available for issuance under the Plan. Accordingly, the total number of shares of common stock available for issuance under the Plan is 15,000,000 shares. Awards may be granted to employees, officers, directors, consultants, agents, advisors and independent contractors of the Company and its related companies. Such options may be designated at the time of grant as either incentive stock options or nonqualified stock options. Stock-based compensation includes expense charges related to all stock-based awards. Such awards include options, warrants and stock grants. Generally, the Company issues stock options that vest over three years and expire in 5 to 10 years.

A summary of all stock option activity for the year ended December 31, 2022 and 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2020	2,500	$60	0.5
Granted	-	-	-
Exercised	-	-	-
Cancelled or expired	(2,500)	-	-
Balance outstanding at December 31, 2021	-	$-	-
Exercisable at December 31, 2021	-	$-	-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2021	-	$-	-
Granted	-	-	-
Exercised	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at December 31, 2022	-	$-	-
Exercisable at December 31, 2022	-	$-	-